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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Technology Crossover Management VI (Cayman), L.P.
Address: c/o Technology Crossover Ventures
         528 Ramona Street
         Palo Alto, CA 94301

Form 13F File Number: 28-13395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:


/s/ Carla S. Newell                     Palo Alto, California    April 13, 2009
------------------------------------   ----------------------   ----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager

Form 13F File Number   Name
--------------------   ----
28-13395               Technology Crossover Management VI, L.L.C.*

*    The filing of the report shall not be deemed an admission, for purposes of
     Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Manager is a member of a group with respect to any securities over which the Reporting Manager or other institutional investment managers named in the Reporting Manager's Form 13F may exercise investment discretion, or that the Manager or any other person is a beneficial owner of any securities.